Advances to suppliers, net	12 Months Ended
Sep. 30, 2022
Advances to suppliers, net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	September 30,	September 30,
	2022	2021

Advances for raw materials purchase	$18,524,038	$10,949,095
Less: allowance for doubtful accounts	(261,518)	(148,617)
Advances to suppliers, net	$18,262,520	$10,800,478

The movement of allowance for doubtful accounts was as follows:

	September 30,	September 30,
	2022	2021

Balance at beginning of year	$148,617	$102,884
Addition to allowance for doubtful accounts	136,966	90,278
Recovery in allowance for doubtful accounts	—	(50,013)
Translation adjustments	(24,065)	5,468
Balance at end of year	$261,518	$148,617